SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES FOR FEDERAL AND STATE INCOME TAXES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Share-based compensation	$ 2,874,700	$ 1,614,800
Loss carryforward	6,521,600	4,620,400
Accrued payroll	241,600	241,600
Other	30,100
Valuation Allowance	(8,910,100)	(5,838,900)
Total deferred tax assets	757,900	637,900
Deferred tax liabilities
Fixed assets	(757,900)	(637,900)
Total deferred tax liabilities	(757,900)	(637,900)
Total net deferred income tax assets (liabilities)